Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Amortization expense	$ 100,689
Cost amortization	76,952	16,074	10,222
Proceeds from sale of buildings	337,941
Land cost	865,720
Accumulated amortization	243,160
Land use rights	559,893
Amortization expense [Member]
Intangible Assets, Net [Line Items]
Amortization expense	100,689	29,618	22,715
Selling, General and Administrative Expenses [Member]
Intangible Assets, Net [Line Items]
Amortization expense	$ 23,737	$ 13,544	$ 12,493